Basic and Diluted Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2013	2012	2011
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Income (Loss) from continuing operations attributable to non-controlling interests	107,958	(6,659)	175,028

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)

Profit (Loss) attributable to common stockholders	(1,963,301)	1,410,677	(4,012,971)

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(0.88)	0.01	(0.74)
Earnings (Loss) from discontinued operations	0.23	0.45	(0.58)

Earnings (Loss) attributable to common stockholder	(0.65)	0.46	(1.32)